CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss)		$ (1,927)	$ 2,829	$ 1,076
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(284)	40	(69)
Net investment and cash flow hedges		180	3	319
Taxes on the above items		(8)	19	(37)
Reclassification to profit or loss		(80)	(71)	(13)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(192)	(9)	200
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations		1	(1)	13
Fair value through other comprehensive income		0	(21)	0
Taxes on revaluation of pension obligations		0	0	4
Other components of other comprehensive income that will not be reclassified to profit or loss, net of tax		1	(22)	17
OCI		(191)	(31)	217
Comprehensive income (loss)		(2,118)	2,798	1,293
Attributable to:
Brookfield Business Partners	[1]	(945)	513	984
Non-controlling interests		$ (1,173)	$ 2,285	$ 309

[1]	Comprehensive income is attributable to Brookfield Business Partners both prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by the company. See Note 1(b) for further details.